Cash and Short-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Short-Term Deposits [Abstract]
Schedule of Cash and Short-Term Deposits
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Cash	474,716	9,161,045	2,257,250
Pledged Deposits	1,179,430	1,700,892	419,094
Total	1,654,146	10,861,937	2,676,344

Schedule of Cash and Cash Equivalents	For the purpose of presenting the consolidated statement of cash flows, cash and cash equivalents comprise the following at the end of the financial year
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Cash and short-term deposits	1,654,146	10,861,937	2,676,344
Pledged Deposits	(1,179,430)	(1,700,892)	(419,094)
Bank Overdraft	(104,587)	-	-
Total	370,129	9,161,045	2,257,250